Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets, Gross [Abstract]
Allowance for loan losses	$ 4,213	$ 3,571
Unrealized losses on available for sale securities	598	466
Depreciation of premises and equipment	2,850	2,795
Impairment - long lived asset	0	3
Deferred compensation	5,156	5,423
Employee benefit plans	466	414
Capital loss carry-forward	8	8
Interest receivable on nonaccrual loans	89	93
Deferred other real estate owned expenses	32	15
Net unrealized loss on derivative instruments	0	17
Acquisition fair value adjustments	484	515
Other	306	136
Total deferred tax assets	14,202	13,456
Deferred Tax Liabilities, Gross [Abstract]
Unrealized gains on available for sale securities	247	368
Goodwill and other intangibles	2,632	2,753
Deferred loan costs	1,350	1,050
Mortgage servicing asset	309	324
Merger expenses and purchase adjustments	6	0
Total deferred tax liabilities	4,544	4,495
Deferred tax assets, net	$ 9,658	$ 8,961